Shareholder Report	6 Months Ended
Dec. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	HUSSMAN INVESTMENT TRUST
Entity Central Index Key	0001110502
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2025
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
C000004198
Shareholder Report [Line Items]
Fund Name	Hussman Strategic Market Cycle Fund
Trading Symbol	HSGFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Hussman Strategic Market Cycle Fund (the "Fund") for the period of July 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://funddocs.filepoint.com/hussman/. You can also request this information by contacting us at (800) 487-7626.
Additional Information Phone Number	(800) 487-7626
Additional Information Website	https://funddocs.filepoint.com/hussman/
Expenses [Text Block]

What were the Fund’s annualized costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Hussman Strategic Market Cycle Fund	$56	1.15%

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	1.15%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

During the semi-annual period ended December 31, 2025, our most reliable equity market valuation measures remained at the steepest extremes in U.S. financial history, exceeding levels observed at the 1929 and 2000 peaks. Short and intermediate-term market action also became increasingly overextended during this period.

The Adviser continues to view the 2022-2025 period as the extended peak of the third great speculative bubble in U.S. history. Amid these conditions, the Fund maintained a generally defensive investment stance, consistent with its long-term, full-cycle, risk-managed discipline.

Even so, the Fund benefited from a September 2024 hedging implementation intended to vary the intensity of the Fund’s hedge positions even during extreme market conditions. We have further extended this implementation, with the expectation of benefiting to a greater degree from market advances even if recent extremes persist, while retaining defense against a potential speculative collapse.

Despite a bearish stock market outlook amid a largely uncorrected advance to unprecedented valuations in the second half of 2025, the total return of the Fund was 6.25% for the calendar year ended December 31, 2025. The Fund benefited from increased turnover in its stock holdings, allowing the Fund to respond to price fluctuations among individual stocks.

The following equity holdings achieved gains in excess of $2 million during the six months ended December 31, 2025: Barrick Mining Corporation, Paramount Skydance Corporation - Class B, Ubiquiti, Inc., Praxis Precision Medicines, Inc., EchoStar Corporation - Class A, United Natural Foods, Inc., and Newmont Corporation. The only equity holding with a loss in excess of $2 million during this period was Charter Communications, Inc. - Class A.

Performance Past Does Not Indicate Future [Text]	Past performance does not ensure future results.
Line Graph [Table Text Block]
	Hussman Strategic Market Cycle Fund	S&P 500® Index
Dec-2015	$10,000	$10,000
Dec-2016	$8,851	$11,196
Dec-2017	$7,725	$13,640
Dec-2018	$8,403	$13,042
Dec-2019	$6,818	$17,149
Dec-2020	$7,808	$20,304
Dec-2021	$7,790	$26,132
Dec-2022	$9,140	$21,399
Dec-2023	$8,079	$27,025
Dec-2024	$7,512	$33,786
Dec-2025	$7,982	$39,827

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Hussman Strategic Market Cycle Fund	6.25%	0.44%	-2.23%
S&P 500® Index	17.88%	14.42%	14.82%

No Deduction of Taxes [Text Block]	The graph and table do not reflect deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 340,968,340
Holdings Count | Holding	227
Advisory Fees Paid, Amount	$ 1,585,323
InvestmentCompanyPortfolioTurnover	229.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$340,968,340 Number of Portfolio Holdings227 Advisory Fee (net of waivers)$1,585,323 Portfolio Turnover229%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Warrants	0.0%
Money Market Funds	43.4%
Common Stocks	109.0%

As of December 31, 2025, 97.5% of the value of the Fund's equity investments were hedged with option combinations (long put options/short call options) on the S&P 500® Index and Russell 2000® Index. A significant portion of money market holdings represent proceeds from written call options.

Equity Sector Weighting (% of common stocks)

Value	Value
Utilities	1.0%
Materials	2.9%
Industrials	6.2%
Financials	6.5%
Communications	6.6%
Energy	7.2%
Consumer Discretionary	10.0%
Consumer Staples	12.9%
Technology	20.2%
Health Care	26.6%

Largest Holdings [Text Block]

Top 10 Equity Holdings (% of net assets)

Holding Name	% of Net Assets
QUALCOMM, Inc.	1.3%
Etsy, Inc.	1.3%
Ubiquiti, Inc.	1.3%
United Natural Foods, Inc.	1.2%
Charter Communications, Inc. - Class A	1.1%
Genpact Ltd.	1.1%
ACADIA Pharmaceuticals, Inc.	1.1%
Check Point Software Technologies Ltd.	1.1%
Exelixis, Inc.	1.0%
Halozyme Therapeutics, Inc.	1.0%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended December 31, 2025.
C000212809
Shareholder Report [Line Items]
Fund Name	Hussman Strategic Allocation Fund
Trading Symbol	HSAFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Hussman Strategic Allocation Fund (the "Fund") for the period of July 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://funddocs.filepoint.com/hussman/. You can also request this information by contacting us at (800) 487-7626.
Additional Information Phone Number	(800) 487-7626
Additional Information Website	https://funddocs.filepoint.com/hussman/
Expenses [Text Block]

What were the Fund’s annualized costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Hussman Strategic Allocation Fund	$63	1.25%

Expenses Paid, Amount	$ 63
Expense Ratio, Percent	1.25%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

During the semi-annual period ended December 31, 2025, our most reliable equity market valuation measures remained at the steepest extremes in U.S. financial history, exceeding levels observed at the 1929 and 2000 peaks. Short and intermediate-term market action also became increasingly overextended during this period.

The Adviser continues to view the 2022-2025 period as the extended peak of the third great speculative bubble in U.S. history. Amid these conditions, the Fund maintained a generally defensive investment stance, consistent with its long-term, full-cycle, risk-managed discipline.

Based on benchmarks used by the Adviser to gauge the adequacy of long-term Treasury yields, the Fund modestly reduced its exposure to longer-term bonds in response to falling yields as the year progressed, generally with an average duration of 6-8 years inside the Fund’s fixed income component. The Fund’s investment stance is expected to change in response to shifts in observable market conditions.

Despite a defensive stock market outlook amid a largely uncorrected advance at unprecedented valuations, the total return of the Fund was 7.83% for the calendar year ended December 31, 2025. The Fund benefited from increased turnover in its stock holdings, allowing the Fund to respond to price fluctuations among individual stocks.

The only equity holding that achieved a gain in excess of $150,000 during the six months ended December 31, 2025 was Barrick Mining Corporation. The only equity holding with a loss in excess of $150,000 during this period was Charter Communications, Inc.- Class A.

Performance Past Does Not Indicate Future [Text]	Past performance does not ensure future results.
Line Graph [Table Text Block]
	Hussman Strategic Allocation Fund	Bloomberg U.S. Aggregate Bond Index	Bloomberg US EQ:FI 60:40 Index	S&P 500® Index
Aug-2019	$10,000	$10,000	$10,000	$10,000
Dec-2019	$9,933	$9,967	$10,751	$11,337
Dec-2020	$11,047	$10,715	$12,536	$13,423
Dec-2021	$11,845	$10,550	$14,432	$17,276
Dec-2022	$12,368	$9,177	$12,000	$14,147
Dec-2023	$12,449	$9,685	$14,208	$17,866
Dec-2024	$12,666	$9,806	$16,364	$22,336
Dec-2025	$13,658	$10,522	$18,624	$26,329

Average Annual Return [Table Text Block]
	1 Year	5 Years	Since Inception (August 27, 2019)
Hussman Strategic Allocation Fund	7.83%	4.33%	5.04%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.36%	0.80%
Bloomberg US EQ:FI 60:40 Index	13.81%	8.24%	10.30%
S&P 500® Index	17.88%	14.42%	16.48%

Performance Inception Date	Aug. 27, 2019
No Deduction of Taxes [Text Block]	The graph and table do not reflect deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 27,183,165
Holdings Count | Holding	232
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	206.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$27,183,165 Number of Portfolio Holdings232 Advisory Fee (net of waivers)$0 Portfolio Turnover206%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Warrants	0.0%
U.S. Treasury Obligations	16.6%
Money Market Funds	36.1%
Common Stocks	69.1%

As of December 31, 2025, 91.8% of the value of the Fund's equity investments were hedged with option combinations (long put options/short call options) on the S&P 500® Index and Russell 2000® Index. A significant portion of money market holdings represent proceeds from written call options.

Equity Sector Weighting (% of common stocks)

Value	Value
Utilities	1.0%
Materials	2.9%
Industrials	6.2%
Communications	6.6%
Financials	6.5%
Energy	7.2%
Consumer Discretionary	10.0%
Consumer Staples	12.9%
Technology	20.2%
Health Care	26.6%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
U.S. Treasury Inflation-Protected Notes, 1.875%, due 07/15/35	7.5%
U.S. Treasury Notes, 4.000%, due 11/15/35	3.6%
U.S. Treasury Inflation-Protected Notes, 1.750%, due 01/15/34	1.9%
U.S. Treasury Notes, 4.250%, due 05/15/35	1.9%
U.S. Treasury Inflation-Protected Bonds, 2.125%, due 02/15/54	1.8%
QUALCOMM, Inc.	0.8%
Etsy, Inc.	0.8%
Ubiquiti, Inc.	0.8%
United Natural Foods, Inc.	0.7%
Charter Communications, Inc. - Class A	0.7%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended December 31, 2025.
C000004199
Shareholder Report [Line Items]
Fund Name	Hussman Strategic Total Return Fund
Trading Symbol	HSTRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Hussman Strategic Total Return Fund (the "Fund") for the period of July 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://funddocs.filepoint.com/hussman/. You can also request this information by contacting us at (800) 487-7626.
Additional Information Phone Number	(800) 487-7626
Additional Information Website	https://funddocs.filepoint.com/hussman/
Expenses [Text Block]

What were the Fund’s annualized costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Hussman Strategic Total Return Fund	$39	0.75%

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.75%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

During the semi-annual period ended December 31, 2025, 10-year U.S. Treasury yields fell to 4%. Based on benchmarks used by the Adviser to gauge the adequacy of long-term Treasury yields, the Fund modestly reduced its exposure to longer-term bonds as the year progressed, bringing their average duration to about 5 years, with an overall portfolio duration of just over 3 years.

The Fund held varying exposure in stocks of companies in the precious metals industry, ranging between 5-25% of net assets. In 2025, these shares benefited from the generally supportive behavior of real interest rates coupled with economic conditions that continue to hover near levels that have historically defined the threshold of recession. The Fund had minor exposure to the utility and energy industries during the calendar year. The Fund’s investment stance is expected to change in response to shifts in observable market conditions.

For the calendar year ended December 31, 2025, the total return of the Fund was 20.93%, compared with a 7.30% gain in its benchmark, the Bloomberg U.S. Aggregate Bond Index. The Fund benefited from both the fixed income and equity holdings in the portfolio. The deepest peak-to-trough loss in the Fund was -3.14% compared with -2.54% for the benchmark. The Fund has outperformed its benchmark for the past 1, 3, 5, 7, and 10 years, and since inception on September 12, 2002.

The following holdings achieved gains in excess of $1 million during the six months ended December 31, 2025: Barrick Mining Corporation, Newmont Corporation, Agnico Eagle Mines Ltd., and Hecla Mining Company. There were no portfolio losses in excess of $1 million during this period.

Performance Past Does Not Indicate Future [Text]	Past performance does not ensure future results.
Line Graph [Table Text Block]
	Hussman Strategic Total Return Fund	Bloomberg U.S. Aggregate Bond Index
Dec-2015	$10,000	$10,000
Dec-2016	$10,803	$10,265
Dec-2017	$10,934	$10,628
Dec-2018	$11,096	$10,629
Dec-2019	$12,363	$11,556
Dec-2020	$13,779	$12,423
Dec-2021	$13,945	$12,232
Dec-2022	$13,077	$10,641
Dec-2023	$13,866	$11,229
Dec-2024	$14,706	$11,369
Dec-2025	$17,785	$12,199

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Hussman Strategic Total Return Fund	20.93%	5.24%	5.93%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.36%	2.01%

No Deduction of Taxes [Text Block]	The graph and table do not reflect deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 254,865,144
Holdings Count | Holding	54
Advisory Fees Paid, Amount	$ 585,435
InvestmentCompanyPortfolioTurnover	121.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$254,865,144 Number of Portfolio Holdings54 Advisory Fee (net of waivers)$585,435 Portfolio Turnover121%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Warrants	0.0%
Exchange-Traded Funds	0.9%
Common Stocks	6.3%
Money Market Funds	17.1%
U.S. Treasury Obligations	75.7%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
U.S. Treasury Inflation-Protected Notes, 1.875%, due 07/15/35	25.8%
U.S. Treasury Notes, 4.000%, due 11/15/35	13.5%
U.S. Treasury Bills, 3.520%, due 11/27/26	11.4%
U.S. Treasury Inflation-Protected Notes, 2.500%, due 01/15/29	6.1%
U.S. Treasury Inflation-Protected Notes, 0.125%, due 01/15/30	4.7%
U.S. Treasury Notes, 2.125%, due 05/31/26	3.9%
U.S. Treasury Notes, 1.500%, due 08/15/26	3.9%
U.S. Treasury Inflation-Protected Notes, 1.750%, due 01/15/34	2.2%
U.S. Treasury Notes, 4.250%, due 05/15/35	2.0%
U.S. Treasury Inflation-Protected Bonds, 2.125%, due 02/15/54	1.9%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended December 31, 2025.